John Deere Owner Trust 2019-B				EXHIBIT 99.3
Servicer’s Certificate

$287,000,000 Class A-1 2.19517% Asset Backed Notes due July 15, 2020
$340,000,000 Class A-2 2.28% Asset Backed Notes due May 16, 2022
$340,000,000 Class A-3 2.21% Asset Backed Notes due December 15, 2023
$84,050,000 Class A-4 2.32% Asset Backed Notes due May 15, 2026
$26,952,548 Overcollateralization

Scheduled Payment Date (30/360)				15-Jul-20
Actual Payment Date (A/360)				15-Jul-20
Collection Period Begin Date				01-Jun-20
Collection Period End Date				28-Jun-20
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				30

(1)	Total Distribution Amount:			$24,552,696.49
	(a)	Total cash receipts during the month:		$23,751,992.69
	(b)	Administrative repurchases during the month:		$800,650.78
	(c)	Investment earnings on cash accounts:		$53.02
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$1,206,385.75
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$417,722.41
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$626,166.67
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$162,496.67
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$21,481,176.99
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	0.00%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$0.00

	(b)	(i)	Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$21,481,176.99
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	100.00%
		(iii)	Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders’ Principal Distributable Amount:	$21,481,176.99

	(c)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
		(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$0.00

	(d)	(i)	Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
		(iii)	Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5)	Noteholders’ Distributable Amount:	$22,687,562.74

(6)	Reserve Account balance:
(a)	Beginning balance:	$10,780,025.00
(b)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):	$0.00
(i)	Interest Amount included above:	$0.00
(ii)	Principal Amount included above:	$0.00
(d)	Ending Balance (after giving effect to all distributions):	$10,780,025.00
(e)	Specified Reserve Account Balance:	$10,780,025.00

(7)	Servicing Fee:	$571,304.16
(a)	Amount of Servicing Fee earned:	$571,304.16
(b)	Amount of Servicing Fee paid:	$571,304.16
(c)	Amount of Servicing Fee Shortfall:	$0.00

(8)	Amount paid to Indenture Trustee:	$0.00

(9)	Amount paid to Owner Trustee:	$0.00

(10)	Amount paid to Asset Representations Reviewer
(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(11)	Amount Paid to Certificateholder:	$1,293,729.59
$0.00
(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:	$662,157,297.27

(b)	Note Value as of the end of the related Collection Period:	$649,375,273.07

(c)	Amount of Overcollateralization (Note value less aggregate principal amount of Notes):	$26,952,548.00

(d)	Number of Accounts at the end of the related Collection Period:	16,743

(13)	After giving effect to all distributions on such Payment Date:
(a)	(i)	Outstanding Principal Balance of Class A-1 Notes:	$0.00
(ii)	Class A-1 Note Pool Factor:	0.0000000

(b)	(i)	Outstanding Principal Balance of Class A-2 Notes:	$198,372,725.45
(ii)	Class A-2 Note Pool Factor:	0.5834492

(c)	(i)	Outstanding Principal Balance of Class A-3 Notes:	$340,000,000.00
(ii)	Class A-3 Note Pool Factor:	1.0000000

(d)	(i)	Outstanding Principal Balance of Class A-4 Notes:	$84,050,000.00
(ii)	Class A-4 Note Pool Factor:	1.0000000

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
(i)	Aggregate Principal Balance of Receivables:	$0.00
(ii)	% of Pool Balance:	0.00%

(b)	Number of Purchased Receivables in the related Collection Period:
(i)	Aggregate Principal Balance of Purchased Receivables:	$299,626.71
(ii)	% of Pool Balance:	0.04%

(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
(i)	Aggregate Principal Balance of Receivables:	$0.00
(ii)	% of Pool Balance:	0.00%

(d)	Number of repurchase demands in dispute in the related Collection Period:
(i)	Aggregate Principal Balance of Receivables:	$0.00
(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	$200,749.96
	(ii)	Cumulative amount of net losses:	$1,168,205.17
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.11%

(16)	(i)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.17%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	17,085
	(b)	Number of loans at the end of the period:	16,743
	(c)	Weighted average remaining term on receivables:	33.89
	(d)	Prepayment amount - monthly:	$5,050,532.06
	(e)	Prepayment amount - life-to-date:	$124,369,199.45
	(f)	Weighted average APR of the pool assets:	3.18%
	(g)	Pool Factor:	0.60

(18)	(a)	Delinquency Trigger:	14.60%
	(b)	Payoff Amount of Receivables 60 or more days past due as a percent of ending Pool Balance:	1.17%
	(c)	Delinquency Trigger Occurred: Y/N	N